Stockolders' Equity - Summary of Convertible Preferred Stock Authorized and Issued and Outstanding (Detail) (USD $)	Dec. 31, 2012
Shares authorized	32,294,000
Shares?issued and outstanding	30,369,000
Net proceeds	$ 74,020,000
Aggregate liquidation preference	74,496,000
Series A Preferred Stock
Shares authorized	16,847,000
Shares?issued and outstanding	16,847,000
Net proceeds	12,064,000
Aggregate liquidation preference	12,164,000
Series B Preferred Stock
Shares authorized	5,729,000
Shares?issued and outstanding	5,657,000
Net proceeds	11,790,000
Aggregate liquidation preference	11,868,000
Series C Preferred Stock
Shares authorized	3,289,000
Shares?issued and outstanding	3,031,000
Net proceeds	9,870,000
Aggregate liquidation preference	10,000,000
Series D Preferred Stock
Shares authorized	2,300,000
Shares?issued and outstanding	1,737,000
Net proceeds	10,385,000
Aggregate liquidation preference	10,464,000
Series E Preferred Stock
Shares authorized	4,129,000
Shares?issued and outstanding	3,097,000
Net proceeds	29,911,000
Aggregate liquidation preference	$ 30,000,000